Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Details of Other Operating Income and Expenses

Details of other operating income and expenses for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016		2017	2018
	(in millions of Won)
Other operating income
Gain on disposals of assets held for sale	￦	23,112	1,180	27,171
Gain on disposals of investment in subsidiaries, associates and joint ventures		23,305	81,794	45,241
Gain on disposals of property, plant and equipment		23,826	32,145	53,139
Gain on disposals of intangible assets		671	23,391	117,139
Gain on valuation of firm commitment		—	56,301	39,028
Gain on insurance proceeds		22,400	5,878	14,034
Others (*1,2)		109,164	247,792	227,834

	￦	202,478	448,481	523,586

Other operating expenses
Impairment loss on assets held for sale	￦	(24,890)	—	(50,829)
Loss on disposals of investments in subsidiaries, associates and joint ventures		(22,499)	(19,985)	(5,226)
Loss on disposals of property, plant and equipment		(86,622)	(151,343)	(117,614)
Impairment loss on property, plant and equipment		(196,882)	(117,231)	(1,004,704)
Impairment loss on investment property		(318)	—	(51,461)
Loss on disposals of investment property		(21)	(1,966)	(9,154)
Impairment loss on intangible assets		(127,875)	(167,995)	(337,519)
Increase to provisions		(53,058)	(33,964)	(134,632)
Loss on valuation of firm commitment		—	(43,164)	(66,281)
Donations		(43,810)	(51,424)	(52,074)
Idle tangible asset expenses		(6,437)	(10,490)	(9,257)
Others (*3)		(143,083)	(93,814)	(175,711)

	￦	(705,495)	(691,376)	(2,014,462)

(*1)	During the year ended December 31, 2018, the Controlling Company recognized ￦55,306 million of tax refund upon successful appeal to tax tribunal against tax investigation as other operating income.

(*2)

The Company has recognized the refund of VAT and others amounting to ￦160,501 million as other operating income in 2017, based on the result of the tax amounts to be refunded when the result of the Company’s appeal in connection with the additional income tax payment in prior years tax audits for rectification was finalized.

(*3)	During the year ended December 31, 2018, the Controlling Company recognized ￦52,997 million of additional taxes imposed for value added tax related to imported LNG as other operating expense.